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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
              ---------------------------------------------------------
   Address:   50 Monument Road, Suite 300
              ---------------------------------------------------------
              Bala Cynwyd, PA 19004
              ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daneen Downey
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Daneen Downey             Bala Cynwyd, PA    November 14, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: $600,836
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                       VALUE x  SHARES /                  INVESTMENT  OTHER   ---------------------
      NAME OF ISSUER          TITLE OF CLASS   CUSIP     1000   PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc    CONVRT BOND    007903AN7  68,108 67,293,000 PRN             SOLE                67293000
Affymetrix Inc                CONVRT BOND    00826TAG3  14,619 14,650,000 PRN             SOLE                14650000
Avatar Holdings Inc           CONVRT BOND    053494AG5   1,433  1,500,000 PRN             SOLE                         1500000
Cal Dive International Inc    CONVRT BOND    127914AB5  52,766 53,374,000 PRN             SOLE                53374000
CapitalSource Inc             CONVRT BOND    14055XAG7  62,359 60,886,000 PRN             SOLE                60886000
Charming Shoppes Inc          CONVRT BOND    161133AE3   3,442  3,992,000 PRN             SOLE                         3992000
Conceptus Inc                 CONVRT BOND    206016AA5  19,996 20,120,000 PRN             SOLE                20120000
Energy Conversion Devices Inc CONVRT BOND    292659AA7     572  1,250,000 PRN             SOLE                         1250000
Euronet Worldwide Inc         CONVRT BOND    298736AF6  17,734 17,804,000 PRN             SOLE                14804000 3000000
GenCorp Inc                   CONVRT BOND    368682AL4  15,453 15,482,000 PRN             SOLE                15482000
Goodrich Petroleum Corp       CONVRT BOND    382410AB4   2,756  2,750,000 PRN             SOLE                 2750000
Greenbrier Cos Inc            CONVRT BOND    393657AD3  11,822 12,536,000 PRN             SOLE                12536000
Iconix Brand Group Inc        CONVRT BOND    451055AB3   1,486  1,505,000 PRN             SOLE                         1505000
Identive Group Inc            COMMON STOCK   45170X106     117     58,800 SH              SOLE                   58800
Jazz Technologies Inc         CONVRT BOND    47214EAA0   4,591  4,585,000 PRN             SOLE                 3385000 1200000
Kemet Corp                    CONVRT BOND    488360AB4  16,413 16,446,000 PRN             SOLE                16446000
LeCroy Corp                   CONVRT BOND    52324WAB5   6,537  6,545,000 PRN             SOLE                 6545000
Level 3 Communications Inc    CONVRT BOND    52729NBK5  66,882 67,833,000 PRN             SOLE                67833000
Lucent Technologies Inc       CONVRT BOND    549463AG2   5,088  6,000,000 PRN             SOLE                         6000000
Lucent Technologies Inc       CONVRT BOND    549463AH0  64,582 69,466,000 PRN             SOLE                67996000 1470000
MF Global Holdings Ltd        CONVRT BOND    55277JAB4   1,579  2,000,000 PRN             SOLE                         2000000
MF Global Ltd                 CONVRT BOND    55276YAB2     961    905,000 PRN             SOLE                          905000
Nash Finch Co                 CONVRT BOND    631158AD4   1,289  2,948,000 PRN             SOLE                         2948000
Pantry Inc                    CONVRT BOND    698657AL7  18,423 18,740,000 PRN             SOLE                18740000
Powerwave Technologies Inc    CONVRT BOND    739363AF6     983  1,190,000 PRN             SOLE                         1190000
SanDisk Corp                  CONVRT BOND    80004CAC5  57,592 59,324,000 PRN             SOLE                59324000
School Specialty Inc          CONVRT BOND    807863AL9   5,178  5,200,000 PRN             SOLE                 5200000
Spartan Stores Inc            CONVRT BOND    846822AE4   1,652  1,760,000 PRN             SOLE                         1760000
Standard Pacific Corp         CONVRT BOND    853763AA8  12,471 12,181,000 PRN             SOLE                12181000
SunPower Corp                 CONVRT BOND    867652AA7  57,996 58,479,000 PRN             SOLE                54264000 4215000
THQ Inc                       CONVRT BOND    872443AB2     865  1,000,000 PRN             SOLE                         1000000
Transocean Inc                CONVRT BOND    893830AV1   5,090  5,109,000 PRN             SOLE                 5109000

Records                            32 Total Mkt Value  600,836